Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of collateral and contractual commitments with suppliers, advances from customers and other [text block]
29.	COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPLLIERS, ADVANCES FROM CUSTOMERS AND OTHER

	2017	2016

Collateral given for own liabilities	606.3	1,051.5
Other commitments	842.7	754.3
	1,449.0	1,805.8

Commitments with suppliers (i)	11,096.3	4,019.2
Commitments - Bond 2017	-	300.0
	11,096.3	4,319.2

(i)
Variation refers, mainly, a new contracts with a new suppliers of aluminum in
2017.

The collateral provided for liabilities totaled approximately
R$1,449.0
as at
December 31, 2017 (
R$1,805.8
as at
December 31, 2016),
including
R$551.0
(
R$571.3
as at
December 31, 2016)
of cash guarantees. The deposits in cash used as guarantees are presented as part of other assets. To meet the guarantees required by derivative exchanges and/or counterparties contracted in certain derivative financial instrument transactions, Ambev maintained as at
December 31, 2017,
R$606.3
(
R$486.8
as at
December 31, 2016)
in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (Note
27
–
Financial instruments and risks
).

Most of the balance relates to commitments with suppliers of packaging.

Future contractual commitments as at
December 31, 2017
and
2016
are as follows:

	2017	2016

Less than 1 year	3,812.8	3,325.7
Between 1 and 2 years	2,995.7	420.8
More than 2 years	4,287.8	572.7
	11,096.3	4,319.2